Financial Risk Management - Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Receivables [line items]
Contract assets	kr 4,123	kr 3,335
Contract assets [member]
Trade and Other Receivables [line items]
Contract assets	kr 15